Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 8,251,340	$ 8,188,990	$ 8,054,926
Top client
Disaggregation of Revenue [Line Items]
Revenue	576,265	641,655	704,025
Clients 2-5
Disaggregation of Revenue [Line Items]
Revenue	1,469,978	1,421,972	1,447,934
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	1,164,937	1,288,951	1,168,102
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	2,072,282	1,759,121	1,747,681
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 2,967,878	$ 3,077,291	$ 2,987,184